FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price	5.00%
Sensitivity analysis, decrease in share price	5.00%
Share price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 239,273	$ 1,477,650
Impact of 5% decrease in value of share price	(223,840)	1,411,699
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	687,148	$ 694,798
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31,461,166		$ 16,571,800
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 24,868,702		$ 15,026,548